Fair Value Of Financial Instruments (Schedule Of Fair Value Of Financial Instruments) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Securities purchased under agreements to resell	[1]	$ 512,220	$ 248,588
Financial instruments owned		1,143,684	925,045
Available-for-sale securities		3,773,508	3,181,313
Held-to-maturity securities	[2]	3,710,478	3,040,554
Investments, at fair value		111,379	133,563
Derivative contracts		7,995	10,390
Securities sold under agreements to repurchase	[3]	233,704	268,546
Bank deposits		13,411,935	11,527,483
Financial instruments sold, but not yet purchased, at fair value		778,863	699,032
Derivative contracts			1,823
Borrowings		256,000	377,000
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		696,283	912,932
Cash segregated for regulatory purposes		90,802	73,235
Securities purchased under agreements to resell		512,220	248,588
Financial instruments owned		1,143,684	925,045
Available-for-sale securities		3,773,508	3,181,313
Held-to-maturity securities		3,698,098	3,038,405
Loans held for sale		226,068	228,588
Bank loans		6,947,759	5,591,190
Investments, at fair value		111,379	133,563
Derivative contracts		7,995	10,390
Securities sold under agreements to repurchase		233,704	268,546
Bank deposits		13,411,935	11,527,483
Financial instruments sold, but not yet purchased, at fair value		778,863	699,032
Derivative contracts			1,823
Borrowings		256,000	377,000
Federal Home Loan Bank advances		745,000	500,000
Senior notes		1,014,940	795,891
Debentures to Stifel Financial Capital Trusts		67,500	67,500
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents		696,283	912,932
Cash segregated for regulatory purposes		90,802	73,235
Securities purchased under agreements to resell		512,220	248,588
Financial instruments owned		1,143,684	925,045
Available-for-sale securities		3,773,508	3,181,313
Held-to-maturity securities		3,710,478	3,040,554
Loans held for sale		226,068	228,588
Bank loans		6,953,328	5,633,804
Investments, at fair value		111,379	133,563
Derivative contracts		7,995	10,390
Securities sold under agreements to repurchase		233,704	268,546
Bank deposits		12,702,746	11,092,185
Financial instruments sold, but not yet purchased, at fair value		778,863	699,032
Derivative contracts			1,823
Borrowings		256,000	377,000
Federal Home Loan Bank advances		745,000	500,000
Senior notes		1,044,768	799,632
Debentures to Stifel Financial Capital Trusts		$ 64,962	$ 52,525

[1]	Collateral received includes securities received by our company from the counterparty. These securities are not included on the consolidated statements of financial condition unless there is an event of default. The fair value of securities pledged as collateral was $509.4 million and $248.5 million at December 31, 2017 and 2016, respectively.
[2]	Held-to-maturity securities are carried in the consolidated statements of financial condition at amortized cost, and the changes in the value of these securities, other than impairment charges, are not reported on the consolidated financial statements.
[3]	Collateral pledged includes the fair value of securities pledged by our company to the counter party. These securities are included on the consolidated statements of financial condition unless we default. Collateral pledged by our company to the counter party includes U.S. government agency securities, U.S. government securities, and corporate fixed income securities with market values of $241.4 million and $299.3 million at December 31, 2017 and 2016, respectively.